LEASES	12 Months Ended
Jun. 30, 2022
LEASES
LEASES

16.  LEASES

As mentioned in Note 3, the Group began applying IFRS 16 and recognized the cumulative initial effect as an adjustment to the opening equity at the date of initial application. The comparative information was not restated. The Group recognized a right-of-use asset and a lease liability.

The right-of-use asset was initially measured at the amount of the lease liability plus initial direct costs incurred, adjusted by pre-payments made in relation to the lease. The right-of-use asset was measured at cost less accumulated depreciation and accumulated impairment.

The lease liability was initially measured at the present value of the lease payments payable over the lease term, discounted at the rate implicit in the lease if it can be readily determined. If that rate cannot be readily determined, the Group uses its incremental borrowing rate.

In applying IFRS 16 for the first time, the Group has used the following practical expedients permitted by the standard: (i) the use of a single discount rate to a portfolio of leases with reasonably similar characteristics, (ii) reliance on previous assessments on whether leases are onerous, (iii) the accounting for operating leases with a remaining lease term of less than 12 months, as at July 1, 2019, as short-term leases, (iv) the exclusion of initial direct costs for the measurement of the right-of-use asset at the date of initial application, and (v) the use of hindsight in determining the lease term, where the contract contains options to extend or terminate the lease.

The information about the right-of-use and liabilities related with lease assets is as follows:

	06/30/2022	06/30/2021
Right-of-use leased asset
Book value at the beginning of the year	3,688,150	2,369,326
Additions of the year	10,429,919	913,321
Exchange differences	1,709,963	405,503
Book value at the end of the year	15,828,032	3,688,150

	06/30/2022	06/30/2021
Depreciation
Book value at the beginning of the year	2,360,490	1,254,729
Exchange differences	65,978	278,441
Depreciation of the period/year	1,257,538	827,320
Accumulated depreciation at the end of the year	3,684,006	2,360,490
Total	12,144,026	1,327,660

	06/30/2022	06/30/2021
Lease liability
Book value at the beginning of the year	1,140,717	1,109,812
Additions of the year	9,937,271	259,427
Interest expenses, exchange differences and inflation effects	1,708,060	500,442
Payments of the year	(1,034,764)	(728,964)
Total	11,751,284	1,140,717

	06/30/2022	06/30/2021
Lease Liabilities
Non-current	10,338,380	390,409
Current	1,412,904	750,308
Total	11,751,284	1,140,717

	06/30/2022	06/30/2021
Machinery and equipment	828,977	661,544
Vehicles	1,115,087	1,061,184
Equipment and computer software	742,382	582,101
Land and buildings	13,141,586	1,383,321
	15,828,032	3,688,150

(1)	The incremental borrowing rate used was 3.44%.